Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-35729
Entity Registrant Name	JOYY INC
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	30 Pasir Panjang Road #15-31A
Entity Address, City or Town	Mapletree Business City
Entity Address, Country	SG
Entity Address, Postal Zip Code	117440
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001530238
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	PricewaterhouseCoopers LLP
Auditor Location	Singapore
Auditor Firm ID	1093
ADS
Document and Entity Information
Title of 12(b) Security	American depositary shares (each representing 20 Class A common shares, par value US$0.00001 per share)
Trading Symbol	JOYY
Security Exchange Name	NASDAQ
Class A common shares
Document and Entity Information
Title of 12(b) Security	Class A common shares, par value US$0.00001 per share
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	673,183,174
Class B common shares
Document and Entity Information
Entity Common Stock, Shares Outstanding	326,509,555
Business Contact
Document and Entity Information
Entity Address, Address Line One	30 Pasir Panjang Road #15-31A
Entity Address, City or Town	Mapletree Business City
Entity Address, Country	SG
Entity Address, Postal Zip Code	117440
Contact Personnel Name	Ting Li
City Area Code	65
Local Phone Number	63519330
Contact Personnel Email Address	t.l@joyy.com